Risk Management (Details) - Schedule of Net Stable Funding Ratio	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
NSFR	106.00%	106.00%